Label	Element	Value
(Allspring Specialty Funds - Classes A, C, Administrator, Institutional) | (Allspring Precious Metals Fund)
Prospectus [Line Items]	oef_ProspectusLineItems
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages 33 and 34 of the Prospectus and “Additional Purchase and Redemption Information” on page 75 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 53 for further information.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2026
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Assuming you sold your shares, you would pay:
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	Assuming you held your shares, you would pay:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	14.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in investments related to precious metals;

■	any amount of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments;

■	up to 40% of the Fund’s total assets in emerging market equity securities; and

■	up to 25% of the Fund’s total assets, at the time of purchase, in debt securities linked to precious metals and common or preferred stocks of subsidiaries of the Fund that invest directly or indirectly in precious metals and minerals.

The Fund may invest in foreign securities, including ADRs and similar investments, which are typically denominated in non-U.S. currencies, and may also invest in U.S. securities. While we may invest in precious metals companies domiciled in any jurisdiction in the world, the Fund may concentrate its investments in a limited number of countries.

We invest principally in investments related to precious metals across all market capitalizations. These investments include equity securities of a wholly owned subsidiary of the Fund set up in the Cayman Islands that may invest directly in precious metals or minerals. We define precious metals companies as those that are engaged in, or which receive at least 50% of their revenues from the exploration, development, mining, processing, or dealing in gold or other precious metals and minerals, including, but not limited to, silver, platinum, and diamonds. We concentrate the Fund’s investments in the precious metals sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

Primary emphasis is placed on precious metals related companies. The Fund’s investment process takes a disciplined approach to risk management through top-down macroeconomic analysis and bottom-up stock selection. Among the macroeconomic influences considered include: geopolitical risks, the relative strength of the U.S. dollar, jewelry demand, inflation expectations, the seasonality of gold, investment demand and relative valuation levels for the precious metals universe. From a bottom-up perspective, management looks for higher quality precious metals companies that are positioned to improve their relative value over time. We continually review the investments of the portfolio. Among the factors which may influence the reduction of a position are: the achievement of a valuation target, the deterioration in the underlying fundamentals of the business, or the identification of more attractive investment opportunity.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.allspringglobal.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Highest Quarter: June 30, 2020	+56.91%
Lowest Quarter: June 30, 2022	-26.20%
Year-to-date total return as of June 30, 2025 is +59.37%

Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)
Performance Table Does Reflect Sales Loads	oef_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(Allspring Specialty Funds - Classes A, C, Administrator, Institutional) | (Allspring Precious Metals Fund) | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund may lose money
(Allspring Specialty Funds - Classes A, C, Administrator, Institutional) | (Allspring Precious Metals Fund) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Non-Diversification Risk. A Fund that is considered “non-diversified” under the Investment Company Act of 1940, as amended, is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a “diversified” fund. Default by the issuer of an individual security in such a Fund’s portfolio may have a greater negative effect on the Fund’s return or net asset value than it would on the return or net asset value of a “diversified” fund.

(Allspring Specialty Funds - Classes A, C, Administrator, Institutional) | (Allspring Precious Metals Fund) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Specialty Funds - Classes A, C, Administrator, Institutional) | (Allspring Precious Metals Fund) | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Specialty Funds - Classes A, C, Administrator, Institutional) | (Allspring Precious Metals Fund) | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Specialty Funds - Classes A, C, Administrator, Institutional) | (Allspring Precious Metals Fund) | Precious Metals Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Precious Metals Sector Risk. A Fund that concentrates its investments in the precious metals sector is more vulnerable to adverse market, economic, regulatory, political or other developments affecting the precious metals sector than a fund that invests its assets more broadly. Specifically, such investments are subject to fluctuation in the prices of gold and other precious metals due to monetary and political developments and resource availability and demand.

(Allspring Specialty Funds - Classes A, C, Administrator, Institutional) | (Allspring Precious Metals Fund) | Foreign Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Specialty Funds - Classes A, C, Administrator, Institutional) | (Allspring Precious Metals Fund) | Debt Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Specialty Funds - Classes A, C, Administrator, Institutional) | (Allspring Precious Metals Fund) | Emerging Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Specialty Funds - Classes A, C, Administrator, Institutional) | (Allspring Precious Metals Fund) | Geographic Emphasis Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Geographic Emphasis Risk. A Fund that invests a significant portion of its assets in one country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund’s investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.

(Allspring Specialty Funds - Classes A, C, Administrator, Institutional) | (Allspring Precious Metals Fund) | Growth/Value Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

(Allspring Specialty Funds - Classes A, C, Administrator, Institutional) | (Allspring Precious Metals Fund) | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Specialty Funds - Classes A, C, Administrator, Institutional) | (Allspring Precious Metals Fund) | Smaller Company Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Specialty Funds - Classes A, C, Administrator, Institutional) | (Allspring Precious Metals Fund) | Subsidiary Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Subsidiary Risk. The value of a Fund’s investment in its Cayman Islands subsidiary may be adversely impacted by the risks associated with the delivery, storage, maintenance and possible illiquidity of the precious metals or minerals in which the subsidiary invests, as well as by custody and transaction costs associated with the subsidiary’s investments. In addition, changes in the laws or regulations of the United States or the Cayman Islands, under which the Fund and the subsidiary, respectively, are organized, could result in the inability of the Fund or the subsidiary to continue to operate as described in the prospectus and could negatively affect the Fund and its shareholders.

(Allspring Specialty Funds - Classes A, C, Administrator, Institutional) | (Allspring Precious Metals Fund) | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.52%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.17%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.08%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 680
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	918
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,174
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,907
Bar Chart [Heading]	oef_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	Year-to-date total return as of June 30, 2025 is +59.37%
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Jun. 30, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	59.37%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	56.91%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest Quarter: June 30, 2022
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(26.20%)
(Allspring Specialty Funds - Classes A, C, Administrator, Institutional) | (Allspring Precious Metals Fund) | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.52%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.92%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.08%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.84%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 287
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	595
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,029
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,237
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	187
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	595
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,029
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,237
(Allspring Specialty Funds - Classes A, C, Administrator, Institutional) | (Allspring Precious Metals Fund) | Institutional Class
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.85%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.06%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	465
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,043
(Allspring Specialty Funds - Classes A, C, Administrator, Institutional) | (Allspring Precious Metals Fund) | Administrator Class
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.45%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.10%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.15%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	335
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	592
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,327
(Allspring Precious Metals Fund) | FTSE Gold Mines Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.97%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.64%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.02%
(Allspring Precious Metals Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	25.02%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.10%
(Allspring Precious Metals Fund) | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(24.58%)
Annual Return [Percent]	oef_AnnlRtrPct	45.51%
Annual Return [Percent]	oef_AnnlRtrPct	9.67%
Annual Return [Percent]	oef_AnnlRtrPct	(12.83%)
Annual Return [Percent]	oef_AnnlRtrPct	40.35%
Annual Return [Percent]	oef_AnnlRtrPct	24.36%
Annual Return [Percent]	oef_AnnlRtrPct	(11.06%)
Annual Return [Percent]	oef_AnnlRtrPct	(7.68%)
Annual Return [Percent]	oef_AnnlRtrPct	8.83%
Annual Return [Percent]	oef_AnnlRtrPct	21.27%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.29%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.90%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.46%
Performance Inception Date	oef_PerfInceptionDate	Jan. 20, 1998
(Allspring Precious Metals Fund) | Class A | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.23%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.72%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.32%
(Allspring Precious Metals Fund) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.79%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.24%
(Allspring Precious Metals Fund) | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	19.35%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.35%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.45%
Performance Inception Date	oef_PerfInceptionDate	Jan. 29, 1998
(Allspring Precious Metals Fund) | Institutional Class
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	21.64%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.47%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.41%
Performance Inception Date	oef_PerfInceptionDate	Feb. 29, 2000
(Allspring Precious Metals Fund) | Administrator Class
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	21.44%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.24%
Performance Inception Date	oef_PerfInceptionDate	Jul. 30, 2010